Supplemental pension plans (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Projected Benefit Obligations [Abstract]
Cost of service	R$ (2,689)	R$ 151	R$ 401
Cost of interest on actuarial obligations	282,997	273,893	282,210
Expected earnings from the assets of the plan	(208,122)	(225,060)	(227,360)
Interest on recoverable surplus	4,981	20,327	13,730
Net cost/(benefit) of the pension plans	R$ 77,167	R$ 69,311	R$ 68,981